Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current portion of in-process contracts	$ 4,736,000	$ 1,113,000
In-process contracts	32,660,000	3,660,000
Depreciation of vessels and equipment	70,100,000	71,400,000	76,400,000
Interest costs capitalized to vessels and equipment	3,100,000	1,300,000	24,000
Spain [Member]
Tax rate in Spain	30.00%
Number of vessels	2
Effective income tax rate on revenue by Spanish vessels tax credit	90.00%
Effective tax rate on revenues by Spanish vessels	3.00%
Conventional Tanker [Member]
Estimated useful life in years	25 years
Liquefied Petroleum Gas [Member]
Estimated useful life in years	30 years
Liquefied Natural Gas [Member]
Estimated useful life in years	35 years
Reclassification Adjustment [Member]
Current portion of in-process contracts		1,113,000
In-process contracts		$ 3,660,000